UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23155

Ivy NextShares

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Focused Energy NextShares (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 7.0%
Chevron Corp.	3	$306
Suncor Energy, Inc.	8	295

		601

Oil & Gas Drilling – 9.5%
Ensco plc	30	254
Patterson-UTI Energy, Inc.	13	222
Transocean, Inc. (A)	24	340

		816

Oil & Gas Equipment & Services – 23.5%
C&J Energy Services, Inc. (A)	9	180
Core Laboratories N.V.	3	301
FMC Technologies, Inc.	7	212
Halliburton Co.	10	407
RPC, Inc.	14	212
Schlumberger Ltd.	7	408
Superior Energy Services, Inc. (A)	31	301

		2,021

Oil & Gas Exploration & Production – 47.3%
Anadarko Petroleum Corp.	6	392
Concho Resources, Inc. (A)	5	748
Continental Resources, Inc. (A)	8	560
Diamondback Energy, Inc.	2	306
EOG Resources, Inc.	3	387
Oasis Petroleum LLC (A)	31	446
Parsley Energy, Inc., Class A (A)	14	410
Pioneer Natural Resources Co.	2	425
WPX Energy, Inc. (A)	20	393

		4,067

Oil & Gas Refining & Marketing – 8.2%
Marathon Petroleum Corp.	5	389
Valero Energy Corp.	3	317

		706

Oil & Gas Storage & Transportation – 3.4%
Enterprise Products Partners L.P.	10	285

Total Energy – 98.9%		8,496

TOTAL COMMON STOCKS – 98.9%		$8,496
(Cost: $8,090)

SHORT-TERM SECURITIES	Principal
Short Term Investment Funds – 1.0%
State Street Institutional U.S. Government Money Market Fund	$89	89

TOTAL SHORT-TERM SECURITIES – 1.0%		$89
(Cost: $89)

TOTAL INVESTMENT SECURITIES – 99.9%		$8,585
(Cost: $8,179)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		11

NET ASSETS – 100.0%		$8,596

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$8,496	$—	$—
Short-Term Securities	—	89	—
Total	$8,496	$89	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,179

Gross unrealized appreciation	1,055
Gross unrealized depreciation	(649)

Net unrealized appreciation	$406

SCHEDULE OF INVESTMENTS Ivy Focused Growth NextShares (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.1%
V.F. Corp.	5		$430

Automobile Manufacturers – 0.5%
Ferrari N.V.	—	*	67

Home Improvement Retail – 4.0%
Home Depot, Inc. (The)	3		560

Internet & Direct Marketing Retail – 6.6%
Amazon.com, Inc. (A)	—	*	916

Total Consumer Discretionary – 14.2%			1,973

Financials
Financial Exchanges & Data – 4.2%
CME Group, Inc.	3		582

Investment Banking & Brokerage – 2.9%
Charles Schwab Corp. (The)	8		401

Total Financials – 7.1%			983

Health Care
Biotechnology – 1.0%
Vertex Pharmaceuticals, Inc. (A)	1		146

Managed Health Care – 3.3%
UnitedHealth Group, Inc.	2		451

Pharmaceuticals – 8.2%
Pfizer, Inc.	12		510
Zoetis, Inc.	7		618

			1,128

Total Health Care – 12.5%			1,725

Industrials
Aerospace & Defense – 3.5%
Lockheed Martin Corp.	1		487

Construction Machinery & Heavy Trucks – 2.1%
Caterpillar, Inc.	2		292

Railroads – 2.2%
Union Pacific Corp.	2		296

Total Industrials – 7.8%			1,075

Information Technology
Application Software – 12.7%
Adobe Systems, Inc. (A)	3		765
Intuit, Inc.	1		308
salesforce.com, Inc. (A)	4		684

			1,757

Data Processing & Outsourced Services – 16.2%
MasterCard, Inc., Class A	4		991
PayPal, Inc. (A)	7		636
Visa, Inc., Class A	4		619

			2,246

Home Entertainment Software – 3.1%
Electronic Arts, Inc. (A)	4		431

Internet Software & Services – 7.3%
Alphabet, Inc., Class C (A)	1		801
Facebook, Inc., Class A (A)	1		205

			1,006

Systems Software – 9.0%
Microsoft Corp.	11	1,238

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	5	1,092

Total Information Technology – 56.2%		7,770

TOTAL COMMON STOCKS – 97.8%		$13,526
(Cost: $9,148)

SHORT-TERM SECURITIES	Principal
Short Term Investment Funds – 2.1%
State Street Institutional U.S. Government Money Market Fund	$288	288

TOTAL SHORT-TERM SECURITIES – 2.1%		$288
(Cost: $288)

TOTAL INVESTMENT SECURITIES – 99.9%		$13,814
(Cost: $9,436)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		9

NET ASSETS – 100.0%		$13,823

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$13,526	$—	$—
Short-Term Securities	—	288	—
Total	$13,526	$288	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$9,436

Gross unrealized appreciation	4,378
Gross unrealized depreciation	—

Net unrealized appreciation	$4,378

SCHEDULE OF INVESTMENTS Ivy Focused Value NextShares (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 4.0%
Interpublic Group of Cos., Inc. (The)	19	$427

Apparel Retail – 4.0%
Gap, Inc. (The)	15	428

Department Stores – 3.9%
Macy’s, Inc.	12	407

General Merchandise Stores – 4.1%
Target Corp.	5	429

Total Consumer Discretionary – 16.0%		1,691

Consumer Staples
Drug Retail – 5.1%
CVS Caremark Corp.	7	541

Total Consumer Staples – 5.1%		541

Financials
Diversified Banks – 3.8%
BB&T Corp.	8	397

Life & Health Insurance – 13.4%
MetLife, Inc.	9	431
Principal Financial Group, Inc.	8	443
Prudential Financial, Inc.	5	549

		1,423

Mortgage REITs – 5.7%
American Capital Agency Corp.	33	608

Regional Banks – 7.7%
F.N.B. Corp.	32	406
Regions Financial Corp.	22	404

		810

Total Financials – 30.6%		3,238

Health Care
Biotechnology – 5.1%
Gilead Sciences, Inc.	7	540

Health Care Services – 4.1%
Cardinal Health, Inc.	8	432

Pharmaceuticals – 9.1%
AbbVie, Inc.	4	405
Pfizer, Inc.	13	555

		960

Total Health Care – 18.3%		1,932

Industrials
Construction Machinery & Heavy Trucks – 4.0%
Cummins, Inc.	3	419

Electrical Components & Equipment – 4.1%
Eaton Corp.	5	433

Total Industrials – 8.1%		852

Information Technology
Semiconductor Equipment – 4.0%
Lam Research Corp.	3	421

Semiconductors – 5.9%
Broadcom Corp., Class A	3	628

Total Information Technology – 9.9%		1,049

Materials
Commodity Chemicals – 3.8%
LyondellBasell Industries N.V., Class A	4	409

Paper Packaging – 3.7%
International Paper Co.	8	389

Total Materials – 7.5%		798

Utilities
Electric Utilities – 4.0%
Exelon Corp.	10	425

Total Utilities – 4.0%		425

TOTAL COMMON STOCKS – 99.5%		$10,526
(Cost: $10,317)

SHORT-TERM SECURITIES	Principal
Short Term Investment Funds – 0.4%
State Street Institutional U.S. Government Money Market Fund	$46	46

TOTAL SHORT-TERM SECURITIES – 0.4%		$46
(Cost: $46)

TOTAL INVESTMENT SECURITIES – 99.9%		$10,572
(Cost: $10,363)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		13

NET ASSETS – 100.0%		$10,585

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$10,526	$—	$—
Short-Term Securities	—	46	—
Total	$10,526	$46	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$10,363

Gross unrealized appreciation	632
Gross unrealized depreciation	(423)

Net unrealized appreciation	$209

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy NextShares
(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 28, 2018

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 28, 2018